Discontinued Operations and Investment Properties Held for Sale	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Investment Properties Held for Sale
Discontinued Operations and Investment Properties Held for Sale

The Company employs a business model that utilizes asset management as a key component of monitoring its investment properties to ensure that each property continues to meet expected investment returns and standards. This strategy incorporates the sale of non-core and non-strategic assets that no longer meet the Company's criteria.

The Company sold 11 properties during the year ended December 31, 2011, as summarized below:

Date	Square Footage	Property Type	Location	Sales Price	Debt Extinguishment		Net Sales Proceeds / (Outflow)	Gain
December 22, 2011	62,800	Multi-tenant retail	Thousand Oaks, California	$13,325	$—		$13,092	$—	(a)
Various (b)	11,700	Multi-tenant retail	Dallas, Texas	5,505	—		5,245	4,412
December 12, 2011	60,000	Single-user retail	Concord, North Carolina	5,800	—		5,698	910
November 18, 2011	13,800	Single-user retail	Cave Creek, Arizona	6,000	—		5,872	509
October 14, 2011	194,900	Multi-tenant retail	Mesa, Arizona	3,000	—		2,644	—	(c)
August 18, 2011	1,000,400	Single-user industrial	Ottawa, Illinois	48,648	40,000	(d)	8,482	12,862
July 1, 2011	110,200	Single-user retail	Douglasville, Georgia	3,250	3,250	(e)	(57)	1,655
April 28, 2011	1,066,800	Single-user industrial	Various (f)	36,000	—		34,619	702
March 7, 2011	183,200	Single-user retail	Blytheville, Arkansas	12,632	—		12,438	2,069
March 7, 2011	88,400	Single-user retail	Georgetown, Kentucky	10,182	—		10,055	1,390
	2,792,200			$144,342	$43,250		$98,088	$24,509

(a)	No gain or loss was recognized upon disposition as the Company recorded an impairment charge of $636 based upon the negotiated sales price less costs to sell.

(b)	During November and December 2011, the Company sold all three outlots at Wheatland Towne Crossing and thus has no continuing involvement at the property.

(c)	No gain or loss was recognized upon disposition as the Company recorded an impairment charge of $1,322 based upon the negotiated sales price less costs to sell.

(d)	Of the proceeds received at closing, $40,000 was used to pay down borrowings on the secured credit facility.

(e)	The debt was repaid in conjunction with the sale.

(f)	The terms of the sale of two properties located in North Liberty, Iowa and El Paso, Texas were negotiated as a single transaction.
In addition, as part of its overall liquidity strategy, the Company continues to increase its participation in joint ventures. The Company partially sold one property during the year ended December 31, 2011 to the RioCan joint venture (an unconsolidated joint venture further discussed in Note 12), which, due to the Company's 20% ownership interest in the joint venture, did not qualify for discontinued operations accounting treatment, as summarized below:

Date	Square Footage	Property Type	Location	Sales Price (at 100%)	Debt Extinguishment (at 100%)		Net Sales Proceeds	Loss
August 22, 2011	654,200	Multi-tenant retail	Austin, Texas	$110,799	$60,000	(a)	$39,935	$(3,047)

(a)	The debt was assumed by the RioCan joint venture in conjunction with the acquisition.

The Company also received net proceeds of $14,675 and recorded gains of $8,953 from condemnation awards, earnouts, and the sale of a parcel at one of its developments in progress. The aggregate net proceeds, including $43,250 of debt repayments at closing, from the property sales and additional transactions during the year ended December 31, 2011 totaled $195,948 with aggregate gains of $30,415.

During 2010, the Company sold eight properties, which resulted in net sales proceeds of $21,024, gain on sale of $23,806 and extinguishment of $106,791 of debt. In addition, during 2010, the Company partially sold eight properties to its RioCan joint venture, which resulted in net sales proceeds of $48,616, loss on sale of $385 and extinguishment of $97,888 of debt.

During 2009, the Company sold eight properties, which resulted in net sales proceeds of $123,944 and gain on sale of $26,383.

During the nine months ended September 30, 2012, the Company closed on the sale of 15 single-user retail properties, three multi-tenant retail properties, a single-user industrial property and a single-user office property, which was transferred to the lender in a deed-in-lieu of foreclosure transaction, aggregating 2,758,800 square feet for consideration of $219,835, net sales proceeds totaling $78,053, extinguishment of mortgage debt of $137,123 and total gains of $16,518. There were two properties that qualified for held for sale accounting as of September 30, 2012. The operating results of these 22 properties, each of which qualifies as discontinued operations, have been reclassified and reported as discontinued operations in the consolidated statements of operations and other comprehensive loss. Included in the consolidated balance sheets at December 31, 2011 were $238,066 of property, $30,871 of accumulated depreciation and $120,422 of liabilities related to these 22 properties. Revenues for these 22 properties totaled $20,427, $19,053 and $20,835 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company does not allocate general corporate interest expense to discontinued operations. The results of operations for the years ended December 31, 2011, 2010 and 2009 for the investment properties that are accounted for as discontinued operations, including those subsequently disposed of or classified as held for sale during the nine months ended September 30, 2012, are presented in the table below:

	Years Ended December 31,
	2011	2010	2009
Revenues:
Rental income	$24,321	$31,223	$52,397
Tenant recovery income	2,732	3,089	6,993
Other property income	72	1,366	3,776
Total revenues	27,125	35,678	63,166

Expenses:
Property operating expenses	3,101	6,540	7,645
Real estate taxes	2,600	4,614	6,568
Depreciation and amortization	9,774	15,278	22,930
Provision for impairment of investment properties	32,331	12,027	44,900
Loss on lease terminations	109	701	170
General and administrative expenses	35	—	—
Gain on extinguishment of debt	(1,360)	—	—
Interest expense	7,348	15,436	24,294
Other expense (income), net	171	(456)	(764)
Total expenses	54,109	54,140	105,743

Operating loss from discontinued operations	$(26,984)	$(18,462)	$(42,577)
There were no consolidated properties classified as held for sale as of December 31, 2011 and 2010.